INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution

	Year ended December 31,
	2014	2013	2012

Share in income (loss) related to common stockholders	$49	$838	$(653)
Share in income related to preferred stock	218	187	197
Impairment in affiliated company	-	-	(3,300)
Net income (loss)	$267	$1,025	$(3,756)

Schedule of Summarized Balance Sheets Financial Information for Equity Method Investment
	December 31,
	2014	2013

Current assets	$10,596	$10,179
Long-term assets	8,927	8,954
Total assets	19,523	19,133

Current liabilities	5,964	6,522
Long-term liabilities	4,624	4,471
Total liabilities	$10,588	$10,993

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment

	Year ended December 31,
	2014	2013	2012

Net sales	$24,442	$23,445	$21,579
Gross profit	7,342	6,182	9,202
Income (loss) from continuing operations	827	(341)	(1,476)
Net income (loss)	727	3,158	(12,979)
Income (loss) attributable to common stockholders	$336	$2,821	$(13,271)